Fair Value Measurements (Details) - Schedule of fair value of private placement warrants estimated using black-scholes option pricing model - AJAX I [Member] - $ / shares	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Details) - Schedule of fair value of private placement warrants estimated using black-scholes option pricing model [Line Items]
Expected volatility	30.60%	26.40%
Risk-free interest rate	0.73%	1.22%
Expected term (years)	7 years 9 months 25 days
Fair value per share of Class A ordinary shares (in Dollars per share)	$ 11.80	$ 9.96